EQ ADVISORS TRUSTSM

SUPPLEMENT DATED SEPTEMBER 30, 2019 TO THE SUMMARY PROSPECTUS, PROSPECTUS, AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2019, AS SUPPLEMENTED

This Supplement updates certain information contained in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of EQ Advisors Trust (“Trust”) dated May 1, 2019, as supplemented. You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and SAI and retain it for future reference. You may obtain an additional copy of the Summary Prospectus, Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding changes to the portfolio managers for the following Portfolio:

EQ/Franklin Rising Dividends Portfolio

Effective September 30, 2019, Donald G. Taylor will no longer serve as a member of the team that is responsible for the securities selection, research and trading for the EQ/Franklin Rising Dividends Portfolio. All references to Donald G. Taylor contained in the Summary Prospectus, Prospectus and SAI with respect to the Portfolio are hereby deleted in their entirety.

Effective October 1, 2019, the table in the section of the Summary Prospectus entitled “EQ/Franklin Rising Dividends Portfolio — Class IB Shares — Who Manages the Portfolio — Sub-Adviser: Franklin Advisers, Inc. (“Franklin Advisers” or the “Sub-Adviser”)” is amended to add the following:

Name	Title	Date Began Managing the Portfolio
Amritha Kasturirangan, CFA®	Vice President, Portfolio Manager/Research Analyst, Franklin Equity Group	October 2019
Nayan Sheth, CFA®	Vice President, Portfolio Manager/Research Analyst, Franklin Equity Group	October 2019

Effective October 1, 2019, the table in the section of the Prospectus entitled “EQ/Franklin Rising Dividends Portfolio – Who Manages the Portfolio — Sub-Adviser: Franklin Advisers, Inc. (“Franklin Advisers” or the “Sub-Adviser”)” is amended to add the following:

Name	Title	Date Began Managing the Portfolio
Amritha Kasturirangan, CFA®	Vice President, Portfolio Manager/Research Analyst, Franklin Equity Group	October 2019
Nayan Sheth, CFA®	Vice President, Portfolio Manager/Research Analyst, Franklin Equity Group	October 2019

Effective October 1, 2019, the section of the Prospectus entitled “Management of the Trust — The Sub-Advisers — Franklin Advisers, Inc. (“Franklin Advisers”)” is amended to include the following information:

Amritha Kasturirangan, CFA®, is a Portfolio Manager and Research Analyst of Franklin Advisers. She joined Franklin Templeton Investments in 2009 and has been an analyst for the Rising Dividends strategy since April 2012.

Nayan Sheth, CFA®, is a Portfolio Manager and Research Analyst of Franklin Advisers. He joined Franklin Templeton Investments in 2014 and has been an analyst for the Rising Dividends strategy since January 2014.

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Effective October 1, 2019, the section of the SAI entitled “Appendix B — EQ Advisors Trust — Portfolio Manager Information — Franklin Advisers, Inc.” is amended to add the following information:

Franklin Advisers, Inc. (“Franklin Advisers” or “Sub-Adviser”)
Portfolio Manager	Presented below for each portfolio manager is the number of other accounts of the Sub - Adviser managed by the portfolio manager and the total assets in the accounts managed within each category as of August 31, 2019						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ( )	Number of Accounts	Total Assets ( )	Number of Accounts	Total Assets ( )	Number of Accounts	Total Assets ( )	Number of Accounts	Total Assets ( )	Number of Accounts	Total Assets ( )
EQ/Franklin Rising Dividends Portfolio
Amritha Kasturirangan	0	—	0	—	0	—	0	—	0	—	0	—
Nayan Sheth	0	—	0	—	0	—	0	—	0	—	0	—

Ownership of Securities of the Portfolio as of August 31, 2019

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
EQ/Franklin Rising Dividends Portfolio
Amritha Kasturirangan	X
Nayan Sheth	X